GOODWILL AND OTHER INTANGIBLE ASSETS (Details 3) $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 15, 2015 USD ($) item	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Minimum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
General term of the agreement		12 months	12 months	12 months
Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
General term of the agreement		83 months	83 months	83 months
Chickasaw Nation | Units Located Across Oklahoma
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payment advances made under development and placement fee agreements | $	$ 1.2
Number of unit placement with period coverage extension	118
Number of casino location with period coverage extension	1
Additional term	60 months